Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings per share

Note 11. Earnings per share

	June 30, 2026	June 30, 2025
	$	$
	Unaudited	Unaudited

Net loss	(6,692,471)	(68,746)

	Number	Number

Weighted average number of ordinary shares used in calculating basic and diluted earnings/(losses) per share	12,668,694	7,526,213	**

	$	$

Basic and diluted earnings/(losses) per share	(0.53)	(*	)**

*	Less than $0.01
**	Restated to reflect the 1-for-275 reverse split of the ordinary shares. Please see Note 1.

The rights to options held by option holders have not been included in the weighted average number of ordinary shares for the purposes of calculating diluted EPS as they do not meet the requirements for inclusion under IASB 133 “Earnings per Share”. The rights to options are non-dilutive as the consolidated entity is loss generating.